SCHEDULE OF CASH AND CASH EQUIVALENT (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 2,700,724	$ 6,889,329
GBP [Member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	2,400,817	4,344,740
USD [member]
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 299,907	$ 2,544,589